Label	Element	Value
Risk/Return:	dgef_RiskReturn1Abstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Registrant Name	dei_EntityRegistrantName	Delaware Group Equity Funds IV
Central Index Key	dei_EntityCentralIndexKey	0000778108
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Delaware Covered Call Strategy Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Covered Call Strategy Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Covered Call Strategy Fund seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund writes (sells) call options on at least 80% of the Fund’s total assets (80% policy). The Fund normally writes (sells) covered call options listed on US exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines, and generate income. The call options written (sold) by the Fund will generally have an exercise price that is above the market price of the underlying security at the time the option is written (sold). The Fund’s equity investments consist primarily of common stocks of large-size US companies (companies over $10 billion in market capitalization), certain of which may pay dividends, and US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (ADRs)) traded on US securities exchanges. To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (ETFs) that track certain market indices, such as the S&P 500. The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Fund’s sub-advisor, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. Call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s portfolio, and mitigate the impact of market declines. ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums. Premiums received for a call option the Fund writes will be treated as a short-term capital gain if the option expires.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) an industry-wide decrease in demand for an issuer’s products or services. ZCM writes call options based upon its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund writes (sells) call options on at least 80% of the Fund’s total assets (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Call options risk — The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose a fund to additional costs. Derivatives may be difficult to sell, unwind or value.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, funds will bear their proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

American depositary receipts risk — ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Covered Call Strategy Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Covered Call Strategy Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.69% for the quarter ended March 31, 2019, and its lowest quarterly return was -13.27% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Covered Call Strategy Fund | CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	15.68%	[1]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	8.24%	[1]
Delaware Covered Call Strategy Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	31.49%	[1]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	15.30%	[1]
Delaware Covered Call Strategy Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRCCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,081
Annual Return 2017	rr_AnnualReturn2017	10.94%
Annual Return 2018	rr_AnnualReturn2018	(10.83%)
Annual Return 2019	rr_AnnualReturn2019	21.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.27%)
1 year	rr_AverageAnnualReturnYear01	14.70%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Covered Call Strategy Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	14.40%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Covered Call Strategy Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	8.89%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Covered Call Strategy Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRCDX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
1 year	rr_AverageAnnualReturnYear01	22.01%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Covered Call Strategy Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRCEX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,241
1 year	rr_AverageAnnualReturnYear01	22.30%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Equity Income Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Equity Income Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Equity Income Fund seeks total return.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, primarily in companies that the Fund believes are undervalued in the market relative to their long term potential. Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Fund seeks to generate income by investing in dividend paying companies.

The Fund generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued. This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry. The Fund also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as analyzing economic trends, interest rates, and industry diversification.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

The Fund's investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, primarily in companies that the Fund believes are undervalued in the market relative to their long term potential. Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, funds will bear their proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund's expenses may be higher and performance may be lower.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Equity Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Equity Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 13.76% for the quarter ended Dec. 31, 2011, and its lowest quarterly return was -15.10% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Equity Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	26.54%	[4]
5 years	rr_AverageAnnualReturnYear05	8.29%	[4]
10 years or lifetime	rr_AverageAnnualReturnYear10	11.80%	[4]
Delaware Equity Income Fund | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	25.73%	[4]
5 years	rr_AverageAnnualReturnYear05	9.06%	[4]
10 years or lifetime	rr_AverageAnnualReturnYear10	11.83%	[4]
Delaware Equity Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	31.49%	[4]
5 years	rr_AverageAnnualReturnYear05	11.70%	[4]
10 years or lifetime	rr_AverageAnnualReturnYear10	13.56%	[4]
Delaware Equity Income Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIUTX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,860
Annual Return 2010	rr_AnnualReturn2010	13.43%
Annual Return 2011	rr_AnnualReturn2011	1.04%
Annual Return 2012	rr_AnnualReturn2012	10.45%
Annual Return 2013	rr_AnnualReturn2013	29.58%
Annual Return 2014	rr_AnnualReturn2014	7.93%
Annual Return 2015	rr_AnnualReturn2015	(1.50%)
Annual Return 2016	rr_AnnualReturn2016	12.86%
Annual Return 2017	rr_AnnualReturn2017	15.07%
Annual Return 2018	rr_AnnualReturn2018	(8.73%)
Annual Return 2019	rr_AnnualReturn2019	22.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.10%)
1 year	rr_AverageAnnualReturnYear01	15.58%
5 years	rr_AverageAnnualReturnYear05	6.18%
10 years or lifetime	rr_AverageAnnualReturnYear10	9.09%
Delaware Equity Income Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	7.22%
5 years	rr_AverageAnnualReturnYear05	3.18%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.23%
Delaware Equity Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	15.04%
5 years	rr_AverageAnnualReturnYear05	4.57%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.25%
Delaware Equity Income Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIUUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	478
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,069
1 year	rr_AverageAnnualReturnYear01	22.65%
5 years	rr_AverageAnnualReturnYear05	7.76%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	9.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Equity Income Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIUVX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,051
1 year	rr_AverageAnnualReturnYear01	22.95%
5 years	rr_AverageAnnualReturnYear05	7.85%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Global Equity Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Global Equity Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Global Equity Fund seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of common stocks of companies that are located throughout the world, including the United States. Although the Fund primarily invests in stocks of US and foreign companies it may invest a significant amount in less-developed or emerging markets. The Fund may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Fund is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Understandable and quality businesses are reasonably straightforward and void of excessive complexity, excessive debt and relative margin instability. Mispricings occur when shorter term market fluctuations lead to a discount between a stock’s price and its fair value. Fair value is derived from such factors as the long term sales and future earnings potential of a business. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also have the ability from time to time to redeploy part of earnings and reinvest into future advantageous areas of the business. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value. The portfolio managers strive to purchase stocks at a discount to what they deem to be fair value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then further applying numerous valuation, quality and growth metrics hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

The Fund's Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio of common stocks of companies that are located throughout the world, including the United States. Although the Fund primarily invests in stocks of US and foreign companies it may invest a significant amount in less-developed or emerging markets.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Global Equity Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Global Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.51% for the quarter ended Sept. 30, 2010, and its lowest quarterly return was -19.59% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Global Equity Fund | MSCI World Index (net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	27.67%	[6]
5 years	rr_AverageAnnualReturnYear05	8.74%	[6]
10 years or lifetime	rr_AverageAnnualReturnYear10	9.47%	[6]
Delaware Global Equity Fund | MSCI ACWI Index (gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	27.30%	[6]
5 years	rr_AverageAnnualReturnYear05	9.00%	[6]
10 years or lifetime	rr_AverageAnnualReturnYear10	9.37%	[6]
Delaware Global Equity Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIISX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,169
Annual Return 2010	rr_AnnualReturn2010	12.46%
Annual Return 2011	rr_AnnualReturn2011	(9.79%)
Annual Return 2012	rr_AnnualReturn2012	16.05%
Annual Return 2013	rr_AnnualReturn2013	25.94%
Annual Return 2014	rr_AnnualReturn2014	4.35%
Annual Return 2015	rr_AnnualReturn2015	2.20%
Annual Return 2016	rr_AnnualReturn2016	1.26%
Annual Return 2017	rr_AnnualReturn2017	23.73%
Annual Return 2018	rr_AnnualReturn2018	(11.13%)
Annual Return 2019	rr_AnnualReturn2019	21.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.59%)
1 year	rr_AverageAnnualReturnYear01	14.59%
5 years	rr_AverageAnnualReturnYear05	5.46%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.27%
Delaware Global Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	10.31%
5 years	rr_AverageAnnualReturnYear05	3.32%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.61%
Delaware Global Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	11.05%
5 years	rr_AverageAnnualReturnYear05	4.00%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.58%
Delaware Global Equity Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIITX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,392
1 year	rr_AverageAnnualReturnYear01	22.06%
5 years	rr_AverageAnnualReturnYear05	7.11%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	8.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Global Equity Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,345
1 year	rr_AverageAnnualReturnYear01	22.00%
5 years	rr_AverageAnnualReturnYear05	7.15%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Growth and Income Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Growth and Income Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Growth and Income Fund seeks long-term growth of capital and current income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies. Some but not all of the companies the Fund invests in may regularly pay dividends.

The Fund generally uses a “bottom-up” approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis and also focuses on other issues, such as economic trends, interest rates, and market capitalization. Economic trends relate to the overall direction in which the economy is moving which may provide insights into the future direction of companies. Factors may include consumer confidence, employment, interest rates and inflation. In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.

The portfolio managers research individual companies and analyzes economic and market conditions, seeking to identify the securities that it believes are the best investments for the Fund. The Fund invests primarily in securities that the portfolio manager believes have long-term capital appreciation, or growth potential. The portfolio managers follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as (i) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; (ii) favorable earnings prospects and dividend yield potential; (iii) the financial condition of the issuer; and (iv) various qualitative factors.

Stocks that the Fund invests in may pay dividends. Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation’s profits through its distributions of dividends to stockholders, proportionate to the number of shares they own. The Fund may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Fund may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Fund may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.

The Fund’s Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies. Some but not all of the companies the Fund invests in may regularly pay dividends.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of

Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Growth and Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Growth & Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 14.10% for the quarter ended March 31, 2012, and its lowest quarterly return was -17.55% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Growth and Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	26.54%	[4]
5 years	rr_AverageAnnualReturnYear05	8.29%	[4]
10 years or lifetime	rr_AverageAnnualReturnYear10	11.80%	[4]
Delaware Growth and Income Fund | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	25.73%	[4]
5 years	rr_AverageAnnualReturnYear05	9.06%	[4]
10 years or lifetime	rr_AverageAnnualReturnYear10	11.83%	[4]
Delaware Growth and Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	31.49%	[4]
5 years	rr_AverageAnnualReturnYear05	11.70%	[4]
10 years or lifetime	rr_AverageAnnualReturnYear10	13.56%	[4]
Delaware Growth and Income Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FGINX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,784
Annual Return 2010	rr_AnnualReturn2010	14.95%
Annual Return 2011	rr_AnnualReturn2011	1.64%
Annual Return 2012	rr_AnnualReturn2012	16.79%
Annual Return 2013	rr_AnnualReturn2013	37.08%
Annual Return 2014	rr_AnnualReturn2014	7.21%
Annual Return 2015	rr_AnnualReturn2015	(3.52%)
Annual Return 2016	rr_AnnualReturn2016	9.43%
Annual Return 2017	rr_AnnualReturn2017	18.09%
Annual Return 2018	rr_AnnualReturn2018	(10.45%)
Annual Return 2019	rr_AnnualReturn2019	25.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.55%)
1 year	rr_AverageAnnualReturnYear01	17.94%
5 years	rr_AverageAnnualReturnYear05	5.66%
10 years or lifetime	rr_AverageAnnualReturnYear10	10.20%
Delaware Growth and Income Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	7.93%
5 years	rr_AverageAnnualReturnYear05	2.04%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.99%
Delaware Growth and Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	17.13%
5 years	rr_AverageAnnualReturnYear05	4.06%
10 years or lifetime	rr_AverageAnnualReturnYear10	8.15%
Delaware Growth and Income Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FGIPX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
1 year	rr_AverageAnnualReturnYear01	25.48%
5 years	rr_AverageAnnualReturnYear05	7.31%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Growth and Income Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FGIQX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	431
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 970
1 year	rr_AverageAnnualReturnYear01	25.61%
5 years	rr_AverageAnnualReturnYear05	7.34%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Hedged U.S. Equity Opportunities Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Hedged U.S. Equity Opportunities Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Hedged U.S. Equity Opportunities Fund seeks total return and, secondarily, capital preservation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of US issuers and investments that provide exposure to such securities, including exchange-traded funds (80% policy). The Fund defines US issuers to include: (1) issuers that are incorporated or headquartered in the US; (2) issuers whose securities are principally traded in the US; (3) issuers with a majority of their business operations or assets in the US; and (4) issuers who derive a majority of their revenues or profits from the US. To a lesser extent, the Fund also may invest in the equity securities of foreign issuers. The portfolio management team also seeks to manage the Fund’s market risk and the risk of loss from significant events by investing in derivatives. The Fund may engage in active and frequent trading which may result in high portfolio turnover.

Wellington Management Company LLP (Wellington Management), the Fund’s sub-advisor, allocates the Fund’s equity investments across a range of equity market investment styles managed by Wellington Management that are focused on total return or growth of capital (underlying styles) to create a portfolio with broad market exposure.

Wellington Management allocates the Fund’s assets among the underlying styles to create a portfolio that represents a wide range of investment philosophies, companies, industries and market capitalizations. The underlying styles make investments based on their specific investment philosophies, for example, value, growth, high quality, or low volatility. The portfolio management team seeks to combine complementary underlying styles, monitoring the Fund’s risk profile and strategically rebalancing the portfolio. In selecting different underlying styles, Wellington Management considers, among other things, the relative level of an underlying style’s “active share” (i.e., the extent to which the underlying style’s holdings diverge from the underlying style’s benchmark index), and the “active share” of the Fund (i.e., the extent to which the Fund’s holdings diverge from the Fund’s benchmark index).

For each underlying style, Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal proprietary research. The underlying styles generally invest in equity securities, but may also use derivatives for investment purposes. The underlying styles do not use derivatives solely for the purpose of creating leverage. Wellington Management’s investment personnel for each underlying style are responsible for selecting the Fund’s investments within their specific underlying styles. In selecting prospective investments for each underlying style, Wellington Management may employ qualitative and quantitative portfolio management techniques.

In addition to allocating the Fund’s assets to the underlying styles, Wellington Management seeks to manage the Fund’s aggregate investment risks, specifically, the risk of loss associated with markets generally as well as the risk of loss from significant events, by investing in derivatives. This strategy principally involves the purchase and sale of put and call options on indices and the purchase and sale of index futures contracts.

The use of derivatives is intended to hedge overall risks to the Fund, but not the risks associated with single or groups of investments or single or groups of underlying styles. As a result, Wellington Management’s derivatives strategy may protect the Fund from losses associated with a general market decline, but would not protect the Fund from losses resulting from a single investment or group of investments held by the Fund. The Fund may invest in cash and cash equivalents.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of US issuers and investments that provide exposure to such securities, including exchange-traded funds (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Hedging risk — Hedging seeks to limit downside risks, but will also limit a fund’s return potential, especially during periods of rapid or large market gains. Hedging activities involve fees and expenses, which can further reduce returns. If a fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce a fund’s return, and/or create a loss.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Asset allocation risk — The risk associated with the allocation of a fund’s assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a fund’s performance.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETFs invest. Because ETFs are investment companies, funds will bear their proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Hedged U.S. Equity Opportunities Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Hedged U.S. Equity Opportunities Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.00% for the quarter ended March 31, 2019, and its lowest quarterly return was -9.16% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Hedged U.S. Equity Opportunities Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	31.01%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	14.19%
Delaware Hedged U.S. Equity Opportunities Fund | ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	2.28%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	1.54%
Delaware Hedged U.S. Equity Opportunities Fund | 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	21.91%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	10.40%
Delaware Hedged U.S. Equity Opportunities Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FHEJX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 732
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,089
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,628
Annual Return 2017	rr_AnnualReturn2017	12.26%
Annual Return 2018	rr_AnnualReturn2018	(3.22%)
Annual Return 2019	rr_AnnualReturn2019	21.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.16%)
1 year	rr_AverageAnnualReturnYear01	14.82%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware Hedged U.S. Equity Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	9.97%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware Hedged U.S. Equity Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	11.06%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware Hedged U.S. Equity Opportunities Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FHEKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,894
1 year	rr_AverageAnnualReturnYear01	22.20%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware Hedged U.S. Equity Opportunities Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FHELX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	419
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,784
1 year	rr_AverageAnnualReturnYear01	22.40%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	8.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware International Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware International Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware International Fund seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States. To a limited degree, the Fund may also invest in companies based in the United States. The Fund may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Fund is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business. Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Fund's ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value. The portfolio managers strive to purchase stocks at a discount to what they deem to be fair value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

The Fund’s investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware International Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors International Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 13.49% for the quarter ended Sept. 30, 2010, and its lowest quarterly return was -13.19% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware International Fund | MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects the deduction of foreign withholding taxes on dividends)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects the deduction of foreign withholding taxes on dividends.
1 year	rr_AverageAnnualReturnYear01	22.01%
5 years	rr_AverageAnnualReturnYear05	5.67%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.50%
Delaware International Fund | MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction of foreign withholding taxes on dividends)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction of foreign withholding taxes on dividends.
1 year	rr_AverageAnnualReturnYear01	22.66%
5 years	rr_AverageAnnualReturnYear05	6.18%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.99%
Delaware International Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIINX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	984
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
Annual Return 2010	rr_AnnualReturn2010	12.06%
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Annual Return 2012	rr_AnnualReturn2012	19.74%
Annual Return 2013	rr_AnnualReturn2013	5.59%
Annual Return 2014	rr_AnnualReturn2014	1.87%
Annual Return 2015	rr_AnnualReturn2015	2.41%
Annual Return 2016	rr_AnnualReturn2016	(4.87%)
Annual Return 2017	rr_AnnualReturn2017	31.69%
Annual Return 2018	rr_AnnualReturn2018	(12.79%)
Annual Return 2019	rr_AnnualReturn2019	24.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.19%)
1 year	rr_AverageAnnualReturnYear01	17.01%
5 years	rr_AverageAnnualReturnYear05	5.53%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.53%
Delaware International Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	10.02%
5 years	rr_AverageAnnualReturnYear05	3.82%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.54%
Delaware International Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	13.23%
5 years	rr_AverageAnnualReturnYear05	4.03%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.06%
Delaware International Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIPX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
1 year	rr_AverageAnnualReturnYear01	24.51%
5 years	rr_AverageAnnualReturnYear05	7.20%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware International Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIQX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
1 year	rr_AverageAnnualReturnYear01	24.72%
5 years	rr_AverageAnnualReturnYear05	7.31%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Opportunity Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Opportunity Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Opportunity Fund seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Fund also may invest in active or passive exchange-traded funds (ETFs) to gain exposure to such securities and in real estate investment trusts (REITs). The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, funds will bear their proportionate share of the fees and expenses of an investment in an ETF. As a result, a Fund’s expenses may be higher and performance may be lower.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Opportunity Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Opportunity Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.14% for the quarter ended Dec. 31, 2010, and its lowest quarterly return was -19.82% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Opportunity Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	27.06%	[11]
5 years	rr_AverageAnnualReturnYear05	7.62%	[11]
10 years or lifetime	rr_AverageAnnualReturnYear10	12.41%	[11]
Delaware Opportunity Fund | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	26.20%	[11]
5 years	rr_AverageAnnualReturnYear05	9.03%	[11]
10 years or lifetime	rr_AverageAnnualReturnYear10	12.72%	[11]
Delaware Opportunity Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIUSX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,975
Annual Return 2010	rr_AnnualReturn2010	24.02%
Annual Return 2011	rr_AnnualReturn2011	(1.01%)
Annual Return 2012	rr_AnnualReturn2012	18.68%
Annual Return 2013	rr_AnnualReturn2013	43.83%
Annual Return 2014	rr_AnnualReturn2014	5.71%
Annual Return 2015	rr_AnnualReturn2015	(1.18%)
Annual Return 2016	rr_AnnualReturn2016	7.87%
Annual Return 2017	rr_AnnualReturn2017	18.67%
Annual Return 2018	rr_AnnualReturn2018	(15.78%)
Annual Return 2019	rr_AnnualReturn2019	29.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.82%)
1 year	rr_AverageAnnualReturnYear01	22.04%
5 years	rr_AverageAnnualReturnYear05	5.39%
10 years or lifetime	rr_AverageAnnualReturnYear10	11.16%
Delaware Opportunity Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	13.35%
5 years	rr_AverageAnnualReturnYear05	2.43%
10 years or lifetime	rr_AverageAnnualReturnYear10	9.08%
Delaware Opportunity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	18.75%
5 years	rr_AverageAnnualReturnYear05	3.92%
10 years or lifetime	rr_AverageAnnualReturnYear10	8.97%
Delaware Opportunity Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIVUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	526
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,186
1 year	rr_AverageAnnualReturnYear01	29.89%
5 years	rr_AverageAnnualReturnYear05	6.97%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	10.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Opportunity Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIVVX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	495
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,144
1 year	rr_AverageAnnualReturnYear01	30.05%
5 years	rr_AverageAnnualReturnYear05	7.10%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Premium Income Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Premium Income Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Premium Income Fund seeks to generate income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund will write (sell) call options on a majority of its total assets. Typically, all of the call options written (sold) by the Fund are expected to be “in-the-money” at the time they are written (sold). The Fund’s call option writing strategy is designed to generate income and lower the overall risk profile of the Fund’s portfolio.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the underlying security during the option period. An “in-the-money” call option means that its exercise price is below the current market price of the underlying security. The Fund receives premiums for writing covered call options as consideration for undertaking the obligations under the option contracts. Premiums received for a call option the Fund writes will be treated as a short-term capital gain if the option expires.

The Fund will normally write (sell) covered call options listed on US exchanges on the equity securities held by the Fund. The Fund’s equity investments will consist primarily of common stocks of large-size US companies (companies over $10 billion in market capitalization), certain of which may pay dividends, and US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (ADRs)), traded on US securities exchanges. To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (ETFs) that track certain market indices, such as the S&P 500. Small capitalization are defined as companies that have a market cap no greater than $5 billion and mid-capitalization companies have a market cap between $5 to $10 billion. The Fund’s covered call writing strategy is intended to generate income rather than keep pace with the equity markets. As a result, the Fund may be expected to underperform equity markets during periods of sharply rising equity prices. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Fund’s sub-advisor, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; d) an industry-wide decrease in demand for an issuer’s products or services; or e) unattractive call premiums. ZCM writes call options based upon its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund will write (sell) call options on a majority of its total assets.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Call options risk — The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing “in-the-money” covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but may bear the risk of declines in the value of the asset, which may not be fully offset by gains on call premiums received. Writing call options may expose a fund to additional costs. Derivatives may be difficult to sell, unwind or value.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, funds will bear their proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Premium Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Premium Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year and life-time periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 5.80% for the quarter ended March 31, 2019, and its lowest quarterly return was 0.67% for the quarter ended Sept. 30, 2019. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Premium Income Fund | CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	15.68%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	6.14%
Delaware Premium Income Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FPIKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,159
Annual Return 2019	rr_AnnualReturn2019	9.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.67%
1 year	rr_AverageAnnualReturnYear01	3.57%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018
Delaware Premium Income Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	2.43%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018
Delaware Premium Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	2.78%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018
Delaware Premium Income Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FPILX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
1 year	rr_AverageAnnualReturnYear01	10.07%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018
Delaware Premium Income Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FPIMX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,313
1 year	rr_AverageAnnualReturnYear01	10.48%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018
Delaware Growth Equity Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Growth Equity Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Growth Equity Fund seeks long-term growth of capital.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s sub-advisor, Smith Asset Management Group, L.P. (Smith), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial and earnings quality factors. The Fund will generally invest primarily in US companies.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies that Smith believes have a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in earnings expectations for the company and evaluation of earnings quality. Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, deterioration of financial and earnings quality or announcement of a buyout. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s sub-advisor, Smith Asset Management Group, L.P. (Smith), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Growth stock risk — Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Issuer concentration risk — The portfolio generally holds a limited number of securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Growth Equity Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Select Growth Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.11% for the quarter ended March 31, 2012, and its lowest quarterly return was -16.09% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Growth Equity Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	36.39%	[14]
5 years	rr_AverageAnnualReturnYear05	14.63%	[14]
10 years or lifetime	rr_AverageAnnualReturnYear10	15.22%	[14]
Delaware Growth Equity Fund | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	35.85%	[14]
5 years	rr_AverageAnnualReturnYear05	14.23%	[14]
10 years or lifetime	rr_AverageAnnualReturnYear10	15.05%	[14]
Delaware Growth Equity Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICGX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,860
Annual Return 2010	rr_AnnualReturn2010	20.29%
Annual Return 2011	rr_AnnualReturn2011	4.67%
Annual Return 2012	rr_AnnualReturn2012	12.81%
Annual Return 2013	rr_AnnualReturn2013	33.09%
Annual Return 2014	rr_AnnualReturn2014	13.15%
Annual Return 2015	rr_AnnualReturn2015	2.81%
Annual Return 2016	rr_AnnualReturn2016	3.69%
Annual Return 2017	rr_AnnualReturn2017	32.16%
Annual Return 2018	rr_AnnualReturn2018	(3.95%)
Annual Return 2019	rr_AnnualReturn2019	24.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.09%)
1 year	rr_AverageAnnualReturnYear01	17.01%
5 years	rr_AverageAnnualReturnYear05	9.62%
10 years or lifetime	rr_AverageAnnualReturnYear10	12.97%
Delaware Growth Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	14.24%
5 years	rr_AverageAnnualReturnYear05	7.18%
10 years or lifetime	rr_AverageAnnualReturnYear10	11.70%
Delaware Growth Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	12.01%
5 years	rr_AverageAnnualReturnYear05	7.17%
10 years or lifetime	rr_AverageAnnualReturnYear10	10.65%
Delaware Growth Equity Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICHX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,071
1 year	rr_AverageAnnualReturnYear01	24.53%
5 years	rr_AverageAnnualReturnYear05	11.35%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	13.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Growth Equity Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,028
1 year	rr_AverageAnnualReturnYear01	24.56%
5 years	rr_AverageAnnualReturnYear05	11.39%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	13.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Special Situations Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Special Situations Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Special Situations Fund seeks long-term growth of capital.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small sized companies that the investment manager, Delaware Management Company (Manager), believes appear low relative to their underlying value or long-term potential.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies that are deemed by the Manager to be special situations which are defined as investments primarily in common stocks of small-size companies that in the Manager’s opinion, appear low relative to their underlying value or future potential. The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet, experienced management, and stocks that are attractively priced. Considerations used when determining a special situation include, among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. The Fund considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Fund may invest in exchange-traded funds (ETFs) to gain exposure to stocks and up to 15% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests primarily in common stocks of small sized companies that the investment manager, Delaware Management Company (Manager), believes appear low relative to their underlying value or long-term potential.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, funds will bear their proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Special Situations Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Special Situations Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.60% for the quarter ended Dec. 31, 2010, and its lowest quarterly return was -18.76% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Special Situations Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	22.39%	[16]
5 years	rr_AverageAnnualReturnYear05	6.99%	[16]
10 years or lifetime	rr_AverageAnnualReturnYear10	10.56%	[16]
Delaware Special Situations Fund | MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	22.92%	[16]
5 years	rr_AverageAnnualReturnYear05	7.23%	[16]
10 years or lifetime	rr_AverageAnnualReturnYear10	11.67%	[16]
Delaware Special Situations Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	25.52%	[16]
5 years	rr_AverageAnnualReturnYear05	8.23%	[16]
10 years or lifetime	rr_AverageAnnualReturnYear10	11.83%	[16]
Delaware Special Situations Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FISSX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	956
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2010	rr_AnnualReturn2010	25.47%
Annual Return 2011	rr_AnnualReturn2011	1.52%
Annual Return 2012	rr_AnnualReturn2012	9.33%
Annual Return 2013	rr_AnnualReturn2013	29.97%
Annual Return 2014	rr_AnnualReturn2014	5.71%
Annual Return 2015	rr_AnnualReturn2015	(1.05%)
Annual Return 2016	rr_AnnualReturn2016	15.59%
Annual Return 2017	rr_AnnualReturn2017	17.68%
Annual Return 2018	rr_AnnualReturn2018	(17.06%)
Annual Return 2019	rr_AnnualReturn2019	19.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.76%)
1 year	rr_AverageAnnualReturnYear01	12.93%
5 years	rr_AverageAnnualReturnYear05	4.74%
10 years or lifetime	rr_AverageAnnualReturnYear10	9.21%
Delaware Special Situations Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	9.43%
5 years	rr_AverageAnnualReturnYear05	2.86%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.42%
Delaware Special Situations Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	10.15%
5 years	rr_AverageAnnualReturnYear05	3.53%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.27%
Delaware Special Situations Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FISTX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	567
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,258
1 year	rr_AverageAnnualReturnYear01	20.31%
5 years	rr_AverageAnnualReturnYear05	6.34%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Special Situations Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FISUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,220
1 year	rr_AverageAnnualReturnYear01	20.34%
5 years	rr_AverageAnnualReturnYear05	6.45%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Total Return Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Total Return Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Total Return Fund seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Fund does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

In connection with the determination of the Fund’s allocation ranges, the Fund's investment manager, Delaware Management Company (Manager), considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Manager. Reallocations outside of the above ranges are expected to occur infrequently. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited (MIMGL), and Macquarie Funds Management Hong Kong Limited (MFMHKL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Manager may permit its affiliates, MIMGL and MFMHKL, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund’s investments in bonds are primarily diversified among different types of bonds and other debt securities, including corporate bonds, US Government securities, and mortgage-backed and other asset-backed securities. The Manager selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio. The Fund does not impose any maturity, duration or ratings limits on the Manager's investments in bonds.

The Fund may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Fund to high yield securities.

The Fund may also invest in real estate related companies and real estate investment trusts (REITs).

The Fund may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Fund may invest 20% of its net assets in derivatives, including but not limited to, options, futures, forwards, and swaps. The Manager will invest in derivatives for the purpose of gaining market exposure, hedging, generating income through option overwriting, and to facilitate foreign currency transactions. Under normal conditions, the Fund will not invest more than 20% of its assets or the economic equivalent in derivatives instruments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Fund does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, funds will bear their proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Total Return Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Total Return Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.47% for the quarter ended March 31, 2012, and its lowest quarterly return was -9.97% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Total Return Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	31.49%
5 years	rr_AverageAnnualReturnYear05	11.70%
10 years or lifetime	rr_AverageAnnualReturnYear10	13.56%
Delaware Total Return Fund | 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	22.19%
5 years	rr_AverageAnnualReturnYear05	8.37%
10 years or lifetime	rr_AverageAnnualReturnYear10	9.77%
Delaware Total Return Fund | Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	8.72%
5 years	rr_AverageAnnualReturnYear05	3.05%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.75%
Delaware Total Return Fund | ICE BofA US Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	8.96%	[18]
5 years	rr_AverageAnnualReturnYear05	3.11%	[18]
10 years or lifetime	rr_AverageAnnualReturnYear10	3.80%	[18]
Delaware Total Return Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FITRX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,860
Annual Return 2010	rr_AnnualReturn2010	11.96%
Annual Return 2011	rr_AnnualReturn2011	3.57%
Annual Return 2012	rr_AnnualReturn2012	12.91%
Annual Return 2013	rr_AnnualReturn2013	20.15%
Annual Return 2014	rr_AnnualReturn2014	5.60%
Annual Return 2015	rr_AnnualReturn2015	(1.96%)
Annual Return 2016	rr_AnnualReturn2016	6.32%
Annual Return 2017	rr_AnnualReturn2017	11.65%
Annual Return 2018	rr_AnnualReturn2018	(7.80%)
Annual Return 2019	rr_AnnualReturn2019	18.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.97%)
1 year	rr_AverageAnnualReturnYear01	11.98%
5 years	rr_AverageAnnualReturnYear05	3.73%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.15%
Delaware Total Return Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	5.79%
5 years	rr_AverageAnnualReturnYear05	1.50%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.52%
Delaware Total Return Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	10.34%
5 years	rr_AverageAnnualReturnYear05	2.58%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.45%
Delaware Total Return Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FITUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
1 year	rr_AverageAnnualReturnYear01	19.20%
5 years	rr_AverageAnnualReturnYear05	5.34%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Total Return Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FITVX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	463
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,047
1 year	rr_AverageAnnualReturnYear01	19.32%
5 years	rr_AverageAnnualReturnYear05	5.40%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Floating Rate II Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Floating Rate II Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Floating Rate II Fund seeks high current income and, secondarily, long-term total return.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating rate loans and other floating rate debt securities (80% policy). Delaware Management Company (Manager) will determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund's investments may be variable- and floating-rate debt securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivatives instruments may be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments. The average portfolio duration (that is, the sensitivity to general changes in interest rates) of this Fund will generally not exceed one year.

Up to 100% of the Fund’s total assets may be allocated to below-investment-grade securities within the Fund. Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets. The Manager will limit non-US-dollar-denominated securities to no more than 50% of net assets, but total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 50% of its total assets in a wide range of derivatives instruments, including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps, for both hedging and nonhedging purposes. In addition, the Fund may hold a portion of its assets in cash or cash equivalents.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating rate loans and other floating rate debt securities (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Loans and other indebtedness risk — The risk that the fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Adjustable rate securities risk — During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Floating Rate II Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Floating Rate Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.26% for the quarter ended March 31, 2019, and its lowest quarterly return was -2.91% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Floating Rate II Fund | S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	8.64%	[20]
5 years	rr_AverageAnnualReturnYear05	4.45%	[20]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	4.02%	[20]
Delaware Floating Rate II Fund | Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	8.17%	[20]
5 years	rr_AverageAnnualReturnYear05	4.54%	[20]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	4.18%	[20]
Delaware Floating Rate II Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRFDX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 379
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	904
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,709
Annual Return 2014	rr_AnnualReturn2014	(0.92%)
Annual Return 2015	rr_AnnualReturn2015	0.36%
Annual Return 2016	rr_AnnualReturn2016	6.21%
Annual Return 2017	rr_AnnualReturn2017	2.83%
Annual Return 2018	rr_AnnualReturn2018	0.11%
Annual Return 2019	rr_AnnualReturn2019	6.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.91%)
1 year	rr_AverageAnnualReturnYear01	4.31%
5 years	rr_AverageAnnualReturnYear05	2.73%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Floating Rate II Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	2.49%
5 years	rr_AverageAnnualReturnYear05	1.26%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Floating Rate II Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	2.53%
5 years	rr_AverageAnnualReturnYear05	1.43%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Floating Rate II Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRFEX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,204
1 year	rr_AverageAnnualReturnYear01	7.12%
5 years	rr_AverageAnnualReturnYear05	3.44%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Floating Rate II Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRFNX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	487
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,137
1 year	rr_AverageAnnualReturnYear01	7.50%
5 years	rr_AverageAnnualReturnYear05	3.69%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Fund for Income
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Fund for Income
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Fund for Income seeks total return and, as a secondary objective, high current income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), Baa3 by Moody’s Investors Services, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as high yield bonds or “junk bonds” and involve greater risks than investment grade bonds. The Fund may also invest in unrated bonds that the Manager determines to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in US and foreign government securities and corporate bonds of foreign issuers. The Fund may invest up to 40% of its net assets in foreign securities; however, the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Fund’s net assets, and investments in emerging market securities will be limited to 20% of the Fund’s net assets. In selecting bonds for the portfolio, the Manager evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), Baa3 by Moody’s Investors Services, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Loans and other indebtedness risk — The risk that the fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Redemption risk — If investors redeem more shares of a fund than are purchased for an extended period of time, a fund may be required to sell securities without regard to the investment merits of such actions. This could decrease a fund’s asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Fund for Income performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Fund For Income (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 6.88% for the quarter ended Dec. 31, 2011, and its lowest quarterly return was -5.16% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Fund for Income | ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	14.41%	[22]
5 years	rr_AverageAnnualReturnYear05	6.14%	[22]
10 years or lifetime	rr_AverageAnnualReturnYear10	7.48%	[22]
Delaware Fund for Income | ICE BofA BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	15.08%	[22]
5 years	rr_AverageAnnualReturnYear05	6.10%	[22]
10 years or lifetime	rr_AverageAnnualReturnYear10	7.43%	[22]
Delaware Fund for Income | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIFIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 562
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,054
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,785
Annual Return 2010	rr_AnnualReturn2010	13.43%
Annual Return 2011	rr_AnnualReturn2011	5.25%
Annual Return 2012	rr_AnnualReturn2012	13.11%
Annual Return 2013	rr_AnnualReturn2013	6.22%
Annual Return 2014	rr_AnnualReturn2014	0.56%
Annual Return 2015	rr_AnnualReturn2015	(2.28%)
Annual Return 2016	rr_AnnualReturn2016	10.91%
Annual Return 2017	rr_AnnualReturn2017	6.41%
Annual Return 2018	rr_AnnualReturn2018	(2.69%)
Annual Return 2019	rr_AnnualReturn2019	12.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.16%)
1 year	rr_AverageAnnualReturnYear01	7.89%
5 years	rr_AverageAnnualReturnYear05	3.89%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.75%
Delaware Fund for Income | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	5.66%
5 years	rr_AverageAnnualReturnYear05	1.69%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.40%
Delaware Fund for Income | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	4.63%
5 years	rr_AverageAnnualReturnYear05	1.95%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.42%
Delaware Fund for Income | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIFKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
1 year	rr_AverageAnnualReturnYear01	11.88%
5 years	rr_AverageAnnualReturnYear05	4.82%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Fund for Income | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIFLX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,079
1 year	rr_AverageAnnualReturnYear01	12.97%
5 years	rr_AverageAnnualReturnYear05	5.16%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Government Cash Management Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Government Cash Management Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Government Cash Management Fund seeks to earn current income consistent with the preservation of capital and maintenance of liquidity.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund will invest at least 99.5% of its total assets in (i) US Government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or US Government securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in US Government securities and repurchase agreements collateralized fully by cash or US Government securities (80% policy). US Government securities include: US Treasury bills and notes; obligations issued by the US Government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the US Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the US Government, its agencies or instrumentalities, including the Government National Mortgage Association. The Fund may invest in fixed, variable and floating rate instruments. The Fund generally invests in securities with remaining maturities of 397 days or less.

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (NAV) of $1.00 per share. These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund will invest at least 99.5% of its total assets in (i) US Government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or US Government securities.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Like the values of other debt instruments, the market values of US Government securities are affected by changes in interest rates. When interest rates rise, the market values of US Government securities generally decline. This could cause the Fund’s NAV to decline below $1.00 per share.

Repurchase agreement risk — The risk that if the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, a fund may suffer delays, incur costs and lose money in exercising its rights.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.This could cause the Fund’s NAV to decline below $1.00 per share.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Government Cash Management Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A and Institutional Class shares of the Predecessor Fund. Class A and Institutional Class shares of the Predecessor Fund were reorganized into Class A and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Investors interested in obtaining the 7-day yield once available may call 800 423-4026.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 0.45% for the quarter ended June 30, 2019, and its lowest quarterly return was 0.00% for each quarter beginning with the quarter ended March 31, 2010 through the quarter ended June 30, 2017.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Delaware Government Cash Management Fund | ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	2.28%	[24]
5 years	rr_AverageAnnualReturnYear05	1.07%	[24]
10 years or lifetime	rr_AverageAnnualReturnYear10	0.58%	[24]
Delaware Government Cash Management Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICXX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 982
Annual Return 2010	rr_AnnualReturn2010	none
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	0.20%
Annual Return 2018	rr_AnnualReturn2018	1.24%
Annual Return 2019	rr_AnnualReturn2019	1.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 year	rr_AverageAnnualReturnYear01	1.62%
5 years	rr_AverageAnnualReturnYear05	0.61%
10 years or lifetime	rr_AverageAnnualReturnYear10	0.31%
Delaware Government Cash Management Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIFXX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	418
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 991
1 year	rr_AverageAnnualReturnYear01	1.64%
5 years	rr_AverageAnnualReturnYear05	0.62%
10 years or lifetime	rr_AverageAnnualReturnYear10	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware International Opportunities Bond Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware International Opportunities Bond Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds (80% policy). For purposes of the 80% policy, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds.” Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. The Fund may invest in fixed-rate and floating-rate securities.

The Fund will primarily invest its assets in debt securities (including fixed-rate and floating-rate securities) of issuers located in developed countries outside of the United States. A developed country is defined as a country that have a developed economy and advanced tech infrastructure when compared to other nations. An issuer is considered by the Manager to be located in a developed country if such issuer meets certain criteria of the Manager. The Fund may also invest in emerging markets. The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure. The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes. These investments may be significant at times. Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

The Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. In selecting securities, the Manager evaluates the overall investment opportunities and risks in individual national economies. The Manager analyzes the business cycle in developed countries, and analyzes political factors and exchange rates in emerging market countries. The Manager considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities. The Manager may sell a security if the team believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons. The Manager focuses on investments denominated in foreign currencies that compare favorably to the US dollar. These factors may vary in particular cases and may change over time.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Valuation risk — The risk that the sales price a fund receives for a portfolio investment may differ from the fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are fair valued.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware International Opportunities Bond Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors International Opportunities Bond Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.04% for the quarter ended March 31, 2016, and its lowest quarterly return was -7.43% for the quarter ended June 30, 2018. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware International Opportunities Bond Fund | J.P. Morgan Government Bond Index (GBI) Broad ex-US (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	5.22%	[26]
5 years	rr_AverageAnnualReturnYear05	1.96%	[26]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.37%	[26],[27]
Delaware International Opportunities Bond Fund | J.P. Morgan Government Bond Index (GBI) Broad ex-US (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.85%	[26],[28]
Delaware International Opportunities Bond Fund | FTSE World Government Bond ex-US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	5.32%	[26]
5 years	rr_AverageAnnualReturnYear05	1.87%	[26]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.19%	[26],[27]
Delaware International Opportunities Bond Fund | FTSE World Government Bond ex-US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.70%	[26],[28]
Delaware International Opportunities Bond Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIOBX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,168
Annual Return 2013	rr_AnnualReturn2013	(3.50%)
Annual Return 2014	rr_AnnualReturn2014	1.84%
Annual Return 2015	rr_AnnualReturn2015	(9.68%)
Annual Return 2016	rr_AnnualReturn2016	1.96%
Annual Return 2017	rr_AnnualReturn2017	12.39%
Annual Return 2018	rr_AnnualReturn2018	(6.26%)
Annual Return 2019	rr_AnnualReturn2019	(0.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.43%)
1 year	rr_AverageAnnualReturnYear01	(4.35%)
5 years	rr_AverageAnnualReturnYear05	(1.48%)
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	(0.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2012
Delaware International Opportunities Bond Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(4.38%)
5 years	rr_AverageAnnualReturnYear05	(2.31%)
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	(1.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2012
Delaware International Opportunities Bond Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(2.57%)
5 years	rr_AverageAnnualReturnYear05	(1.47%)
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	(0.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2012
Delaware International Opportunities Bond Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIODX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
1 year	rr_AverageAnnualReturnYear01	0.05%
5 years	rr_AverageAnnualReturnYear05	(0.38%)
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	(0.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware International Opportunities Bond Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIOEX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	598
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,378
1 year	rr_AverageAnnualReturnYear01	0.08%
5 years	rr_AverageAnnualReturnYear05	(0.23%)
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	(0.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Investment Grade Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Investment Grade Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Investment Grade Fund seeks to provide investors with total return.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities (80% policy). Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or S&P or that are unrated but determined by the Fund’s investment manager, Delaware Management Company (Manager), to be of equivalent quality. The Manager may also invest in unrated bonds if it believes their credit quality is comparable to those that have investment grade ratings.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Bloomberg Barclays US Corporate Investment Grade Index, which as of Dec. 31, 2018, was 7.10 years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Loans and other indebtedness risk — The risk that the fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Investment Grade Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Investment Grade Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.78% for the quarter ended March 31, 2019, and its lowest quarterly return was -3.40% for the quarter ended June 30, 2013. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Investment Grade Fund | Bloomberg Barclays US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	14.54%	[30]
5 years	rr_AverageAnnualReturnYear05	4.60%	[30]
10 years or lifetime	rr_AverageAnnualReturnYear10	5.54%	[30]
Delaware Investment Grade Fund | ICE BofA US Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	14.23%	[30]
5 years	rr_AverageAnnualReturnYear05	4.60%	[30]
10 years or lifetime	rr_AverageAnnualReturnYear10	5.60%	[30]
Delaware Investment Grade Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIGX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 550
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,671
Annual Return 2010	rr_AnnualReturn2010	9.09%
Annual Return 2011	rr_AnnualReturn2011	5.92%
Annual Return 2012	rr_AnnualReturn2012	10.93%
Annual Return 2013	rr_AnnualReturn2013	(1.25%)
Annual Return 2014	rr_AnnualReturn2014	5.72%
Annual Return 2015	rr_AnnualReturn2015	(0.85%)
Annual Return 2016	rr_AnnualReturn2016	4.59%
Annual Return 2017	rr_AnnualReturn2017	4.35%
Annual Return 2018	rr_AnnualReturn2018	(2.42%)
Annual Return 2019	rr_AnnualReturn2019	12.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.40%)
1 year	rr_AverageAnnualReturnYear01	8.31%
5 years	rr_AverageAnnualReturnYear05	2.74%
10 years or lifetime	rr_AverageAnnualReturnYear10	4.35%
Delaware Investment Grade Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	5.53%
5 years	rr_AverageAnnualReturnYear05	0.94%
10 years or lifetime	rr_AverageAnnualReturnYear10	2.62%
Delaware Investment Grade Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	4.97%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years or lifetime	rr_AverageAnnualReturnYear10	2.62%
Delaware Investment Grade Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIJX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 year	rr_AverageAnnualReturnYear01	13.31%
5 years	rr_AverageAnnualReturnYear05	3.92%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Investment Grade Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	409
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 943
1 year	rr_AverageAnnualReturnYear01	13.37%
5 years	rr_AverageAnnualReturnYear05	4.00%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Limited Duration Bond Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Limited Duration Bond Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Limited Duration Bond Fund seeks maximum total return, consistent with reasonable risk.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations (80% policy). Investment grade fixed income securities are securities rated BBB- or higher by S&P and Baa3 or higher by Moody’s, or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Fund will maintain an average effective duration from one to three years. The Fund’s investment manager, Delaware Management Company (Manager), will determine how much of the Fund’s assets to allocate among the different types of fixed income securities in which the Fund may invest based on the Manager’s evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market. The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of US companies and, subject to the limitations described below, non-US companies. The Fund may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Fund may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds).

The Fund may also invest up to 30% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Fund’s total non-US dollar currency exposure will be limited, in the aggregate, to no more than 10% of its net assets.

The Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Limited Duration Bond Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Limited Duration Bond Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 1.77% for the quarter ended March 31, 2019, and its lowest quarterly return was -1.10% for the quarter ended Dec. 31, 2016. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Limited Duration Bond Fund | Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	4.03%	[32]
5 years	rr_AverageAnnualReturnYear05	1.67%	[32]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	1.53%	[32]
Delaware Limited Duration Bond Fund | ICE BofA 1-5 Year US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	5.19%	[32]
5 years	rr_AverageAnnualReturnYear05	2.10%	[32]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	1.97%	[32]
Delaware Limited Duration Bond Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FLDKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[33]
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	544
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	795
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,514
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.62%
Annual Return 2017	rr_AnnualReturn2017	1.07%
Annual Return 2018	rr_AnnualReturn2018	0.16%
Annual Return 2019	rr_AnnualReturn2019	4.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
1 year	rr_AverageAnnualReturnYear01	1.70%
5 years	rr_AverageAnnualReturnYear05	0.70%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Limited Duration Bond Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	0.61%
5 years	rr_AverageAnnualReturnYear05	(0.32%)
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	(0.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Limited Duration Bond Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	1.00%
5 years	rr_AverageAnnualReturnYear05	0.08%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Limited Duration Bond Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FLDLX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	403
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 984
1 year	rr_AverageAnnualReturnYear01	4.64%
5 years	rr_AverageAnnualReturnYear05	1.51%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Limited Duration Bond Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FLDMX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 925
1 year	rr_AverageAnnualReturnYear01	4.80%
5 years	rr_AverageAnnualReturnYear05	1.70%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Strategic Income II Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Strategic Income II Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Strategic Income II Fund seeks high current income and, secondarily, long-term total return.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Manager will invest at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy). Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities. To achieve the Fund's investment objective, the Manager will allocate investments among various sectors of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund may invest up to 100% of its net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

The Fund may invest up to 100% of its net assets in foreign securities, including emerging markets securities. The Fund’s total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps. The Fund may use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to affect diversification.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Manager will invest at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Loans and other indebtedness risk — The risk that the fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Adjustable rate securities risk — During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Strategic Income II Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and shows how average annual total returns for the 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A and Advisor Class shares of the Predecessor Fund. Class A and Advisor Class shares of the Predecessor Fund were reorganized into Class A and Institutional Class shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A and Institutional Class shares of the Fund are different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.38% for the quarter ended March 31, 2019, and its lowest quarterly return was -2.24% for the quarter ended Sept. 30, 2015. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Strategic Income II Fund | Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	8.72%	[35]
5 years	rr_AverageAnnualReturnYear05	3.05%	[35]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	2.72%	[35]
Delaware Strategic Income II Fund | ICE BofA US Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	8.88%	[35]
5 years	rr_AverageAnnualReturnYear05	3.10%	[35]
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	2.76%	[35]
Delaware Strategic Income II Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FSIFX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[36]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 558
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,034
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,741
Annual Return 2014	rr_AnnualReturn2014	2.13%
Annual Return 2015	rr_AnnualReturn2015	(2.45%)
Annual Return 2016	rr_AnnualReturn2016	5.56%
Annual Return 2017	rr_AnnualReturn2017	4.50%
Annual Return 2018	rr_AnnualReturn2018	(2.12%)
Annual Return 2019	rr_AnnualReturn2019	8.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.24%)
1 year	rr_AverageAnnualReturnYear01	3.96%
5 years	rr_AverageAnnualReturnYear05	1.81%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013
Delaware Strategic Income II Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	2.60%
5 years	rr_AverageAnnualReturnYear05	0.39%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013
Delaware Strategic Income II Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	2.33%
5 years	rr_AverageAnnualReturnYear05	0.74%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	0.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013
Delaware Strategic Income II Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FSIHX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[36]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
1 year	rr_AverageAnnualReturnYear01	8.67%
5 years	rr_AverageAnnualReturnYear05	3.07%
Lifetime/Life of Class	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013

[1]	The Fund changed its broad-based securities index to the CBOE S&P 500 BuyWrite Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.31%, 1.09%, and 0.88% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled "Choosing a share class."
[4]	The Fund changed its broad-based securities index to the Russell 1000 Value Index as of Oct. 4, 2019 because it more closely reflected the Fund's investment strategies. The Fund's secondary benchmark, the S&P 500 Index was removed as of Oct. 4, 2019.
[5]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.17%, 0.85%, and 0.81% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	The Fund changed its broad-based securities index to the MSCI World Index (net) as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[7]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.41%, 1.07%, and 1.02% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[8]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.11%, 0.82%, and 0.75% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[9]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.64%, 1.30%, and 1.20% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[10]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.53%, 1.18%, and 1.09% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[11]	The Fund changed its broad-based securities index to the Russell Midcap Value Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[12]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21%, 0.90%, and 0.78% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[13]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30%, 1.05%, and 0.90% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[14]	The Fund changed its broad-based index from the Russell 3000 Growth Index as of Jan. 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund's investment strategy.
[15]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.17%, 0.86%, and 0.79% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[16]	The Fund changed its broad-based securities index to the Russell 2000 Value Index as of Oct. 4, 2019 because it more closely reflected the Fund's investment strategies. The Fund's secondary benchmark, the Russell 2000 Index was removed as of Oct. 4, 2019.
[17]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.27%, 1.02%, and 0.87% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[18]	The Fund's secondary benchmark, the ICE BofA US Corporate, Government & Mortgage Index was removed as of Oct. 4, 2019.
[19]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15%, 0.91%, and 0.79% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[20]	The Fund changed its broad-based securities index to the S&P/LSTA Leveraged Loan Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[21]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05%, 0.89%, and 0.74% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[22]	The Fund changed its broad-based securities index to the ICE BofA US High Yield Constrained Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[23]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.18%, 1.03%, and 0.80% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[24]	The Fund added a broad-based securities index as of Oct. 4, 2019. The Fund elected to use the new index because it reflected the Fund's investment strategies.
[25]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% and 0.60% of the Fund's average daily net assets for Class A shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[26]	The Fund changed its primary broad-based securities index to the J.P. Morgan Government Bond Index (GBI) Broad ex-US as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[27]	For the life of Class A shares.
[28]	For the life of Advisor Class and Institutional Class shares.
[29]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.39%, 1.09%, and 0.94% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[30]	The Fund changed its broad-based securities index to the Bloomberg Barclays US Corporate Investment Grade Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[31]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.03%, 0.74%, and 0.66% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[32]	The Fund changed its broad-based securities index from the ICE BofA 1-5 Year US Broad Market Index as of Jan. 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund's investment strategy.
[33]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. This waiver may be terminated only by agreement of the Distributor and the Fund.
[34]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.74%, 0.51%, and 0.36% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[35]	The Fund changed its primary broad-based securities index to the Bloomberg Barclays US Aggregate Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[36]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% and 0.92% of the Fund's average daily net assets for Class A shares and Institutional Class shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.